Commitments (Tables)	12 Months Ended
Dec. 31, 2020
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Exploration and Production Licenses Estimated Annual Payments
According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2020	December 31, 2019
	RMB	RMB
Within one year	800	800
Between one and two years	800	800
Between two and three years	800	800
Between three and four years	800	800
Between four and five years	800	800